Acquisition of a subsidiary - Disclosure of reconciliation of changes in goodwill Europa (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Aug. 09, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 1,379	$ 37,364		$ 29,170
Europa Partners Holdings Limited
Disclosure of reconciliation of changes in goodwill [line items]
Consideration transferred			$ 8,509
Fair value of identifiable net assets			(315)
Goodwill			$ 8,194